Employee benefit plans - Pension plan assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee benefit plans
Net defined benefit liability (asset)	€ 692,638	€ 678,238
Non-current pension liabilities	€ 678,673	€ 664,327
Interest rate	4.39%	4.22%
United States, France and Germany
Employee benefit plans
Net defined benefit liability (asset)	€ 657,239	€ 634,253
Current pension liabilities	12,876	11,943
Non-current pension liabilities	644,363	622,310
United States
Employee benefit plans
Net defined benefit liability (asset)	€ 83,148	75,876
Beneficiary percentage	63.00%
Germany
Employee benefit plans
Net defined benefit liability (asset)	€ 557,185	€ 542,136
Interest rate	3.70%	3.60%
Beneficiary percentage	29.00%
France
Employee benefit plans
Net defined benefit liability (asset)	€ 16,906	€ 16,241
Beneficiary percentage	8.00%
Countries other than US, France, and Germany
Employee benefit plans
Net defined benefit liability (asset)	€ 35,399	43,985
Pension assets	(531)
Current pension liabilities	1,620	1,968
Non-current pension liabilities	€ 34,310	€ 42,017